Equity	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Equity

Note 9 - Equity

A.	On December 19, 2018 in a shareholders’ general meeting, it was resolved to consolidate the Company’s authorized and paid-in share capital in a 20:1 ratio, in a way that every 20 shares with no par value were consolidated into one share with no par value. The said reverse share split took place on January 4, 2019. Following the reverse share split, the Company’s authorized share capital is 250,000,000 ordinary shares, with no par value, and 50,000,000 non-voting senior preferred shares, with no par value, divided into 5 classes of 10,000,000 preferred shares in each class.

In these financial statements, all numbers of shares reflect the reverse share split retrospectively.

B.	The Company’s share capital

	As of December 31, 2018		As of December 31, 2017
	Number of shares in thousands
	Authorized	Issued and paid-in	Authorized	Issued and paid-in

Ordinary shares, no par value	250,000	16,009	250,000	11,222
Class A preferred shares, no par value	10,000	-	10,000	-
Class B preferred shares, no par value	10,000	-	10,000	-
Class C preferred shares, no par value	10,000	-	10,000	-
Class D preferred shares, no par value	10,000	-	10,000	-
Class E preferred shares, no par value	10,000	-	10,000	-

C.	Changes in share capital during the year

	For the year ended December 31
	2018	2017	2016
	Number of shares in thousands
Issued as at January 1	11,222	7,662	3,888
Issuance of ADSs (See D below)	3,260	2,432	2,379
Issuance of shares (See Note 5)	799	565	-
Share issuance deriving from a development agreement (See E6 below)	-	-	151
Share based payments	121	563	33
Exercise of warrants	607	-	1,211

Issued as at December 31	16,009	11,222	7,662

D.	Financing rounds

1.	In June 2018, in a registered direct offering on the NASDAQ, the Company raised a gross amount of USD 8.1 million (approximately USD 7.4 million net of placement agent fees and other offering related expenses).

In this registered direct offering, the Company issued 3,260,000 ADSs and, in a concurrent private placement, 1,630,000 non-listed warrants to purchase 1,630,000 ADSs. Each non-listed warrant is exercisable until December 5, 2023 at an exercise price of USD 2.80 per ADS. The warrant holders have the option to exercise cashless, and the warrants were therefore accounted for as a derivative liability. The ADS’s issued were recorded in equity in an amount of USD 4,276 thousand, net of issuance expenses. The warrants were recorded as a liability in the amount of USD 3,467 thousand. Issuance expenses related to the warrants, in the amount of USD 301 thousand were recorded to finance expenses. This derivative instrument is classified as a Level 3 financial instrument, See Note 20B.

2.	In July 2017, in a registered direct offering on the NASDAQ, the Company raised a gross amount of USD 3.5 million (approximately USD 3.1 million net of placement agent fees and other offering related expenses).

In this registered direct offering, the Company issued 2,431,746 ADSs in a concurrent private placement and 1,215,873 non-listed warrants to purchase 1,215,873 ADSs. Each non-listed warrant is exercisable until January 14, 2023 at an exercise price of USD 1.50 per ADS. The ADS’s issued were recorded in equity and in an amount of USD 2,174 thousand. The warrants were considered a derivative instrument (due to a cashless exercise feature) and were recorded as a liability. During August 2018 the warrants were listed for trading, and subsequently the cashless feature was expired. Therefore the Company evaluated the derivative instrument on the listing date, recorded financial income and subsequently derecognized the derivative instrument and booked the balance in an amount of USD 567 thousand in equity. See also Note 20B.

3.	In July 2016, in a public offering on the NASDAQ, the Company raised a gross amount of USD 12 million (approximately USD 10.0 million net of placement agent fees and other offering related expenses).

In the public offering the Company issued securities as follows: (i) 2,378,823 Class A units - comprised of 2,378,823 ADSs and 2,378,823 Series A warrants to purchase 2,378,823 ADSs, and (ii) 1,150,589 Class B units - comprised of 1,150,589 preferred Series B warrants to purchase 1,150,589 ADSs and 1,150,589 Series A warrants to purchase 1,150,589 ADSs.

The July 2016 public offering was completed at a price of USD 3.40 per unit. Each Series A warrant is exercisable through November 25, 2020 for an exercise price of USD 3.78, as adjusted following the July 2016 offering. All of the Series B warrants had been exercised by August 31, 2016 for an exercise price of USD 0.01 per ADS.

In addition, the Company granted representatives of the placement agent non-traded warrants to purchase up to 141,176 ADSs for an exercise price of USD 4.08.

E.	Other equity transactions

1.	During the reported year 343 thousand warrants, issued in July 2017, were exercised into 343 thousand shares for a consideration of USD 515 thousand. In addition, 484 thousand warrants, issued in July 2017, were exercised into 264 thousand shares on a cashless exercise, and an amount of USD 1,618 thousand was recorded to share premium against derivative liabilities.

2.	During 2018 the Company issued 121 thousand ordinary shares on account of vested RSUs granted in 2017. See also Note 10.

3.	On October 30, 2017, the Company issued to a vendor of the Company, in consideration for services provided by the vendor to the Company, 67,367 ADSs. The fair value of the services provided was measured at USD 150 thousand, out of which, USD 96 were recorded as share premium against general and administrative expenses in 2017 and USD 54 thousand were recorded as share premium against general and administrative expenses in 2018.

4.	During October and December 2017, the Company issued 496,533 ordinary shares on account of vested RSUs. See also Note 10.

5.	During 2016, the Company issued 33,455 shares to service providers for services granted. The fair value of the shares was measured at the fair value of the services, and amounted to USD 103 thousand.

6.	In May 2016 the Company issued 150,494 shares to Dexcel Ltd. following meeting a milestone in accordance with the agreement between the Company and Dexcel Ltd. The fair value of the shares was USD 500 thousand.

7.	During 2016, the Company issued 1,211,306 shares derived from the exercise of Series A warrants, for proceeds of USD 302 thousand.

F.	Non-controlling interests

The following table summarizes the information relating to a subsidiary that has non-controlling interests, before any intra-group eliminations:

	December 31, 2018	December 31, 2017
TyrNovo Ltd.	in USD thousand

Non-controlling interests percentage	2.4%	35.28%
Non-current assets	9	3
Current assets	415	158
Current liabilities	(4,120)	(2,676)
Net assets	(3,696)	(2,515)
Net assets attributable to non-controlling interests	(89)	(887)
Loss for the year	3,688	2,088
Loss allocated to non-controlling interests	369	736